Income Tax (Details) - Schedule of Deferred Tax Balances	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Oct. 11, 2022 HKD ($)	Sep. 30, 2022 HKD ($)	Sep. 30, 2021 HKD ($)
Schedule of Deferred Tax Balances [Abstract]
Net operating losses carried forward	$ 1,011,490	$ 129,168		$ 386,510	$ 38,590
Valuation allowance	(1,011,490)	(129,168)		(386,510)	(38,590)
Deferred tax assets, net
Identifiable intangible assets	844,274	107,815
Deferred tax liabilities, net	$ 844,274	$ 107,815